Supplementary cash flow information - Other Exploration and Development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fekola Mine
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (15,214)	$ (13,014)
Masbate Mine
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,759)	(5,013)
Otjikoto Mine
Statement Of Cash Flows [Line Items]
Other exploration and development	(3,476)	(4,424)
Menankoto Property, Mali
Statement Of Cash Flows [Line Items]
Other exploration and development	(8,166)	(4,942)
Bantako North Property, exploration
Statement Of Cash Flows [Line Items]
Other exploration and development	(8,608)	(9,057)
Finland Properties, Finland
Statement Of Cash Flows [Line Items]
Other exploration and development	(9,962)	(3,527)
Uzbekistan Properties, Uzbekistan
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,072)	(4,456)
Kiaka Project
Statement Of Cash Flows [Line Items]
Other exploration and development	0	(4,313)
Other
Statement Of Cash Flows [Line Items]
Other exploration and development	(9,372)	(7,370)
Total
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (63,629)	$ (56,116)